Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [table]
Schedule of Compensation for Key Management Personnel
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2024	2023	2022

Salaries and benefits	57,743	19,429	58,788
Post-employment benefit	716	595	—
Share-based payment	39,870	63,529	(17,441)
	98,329	83,553	41,347
Stock-based compensation plan, considers the Stock Options, RSU and phantom shares. Such plans are expected to be settled in up to eight years and, therefore, do not represent a cash outflow.
30.2.2.Guarantees and pledges granted
The Company has granted guarantees on rental properties for some of its executives and the total amount involved is not significant.

Azorra Aviation Holdings LLC [Member]
Disclosure of transactions between related parties [table]
Schedule of Aircraft sublease

				December 31,
Creditor	Debtor	Type of operation	Note	2024	2023

ALAB	Azorra	Accounts receivable	Accounts receivable	118,013	—
ALAB	Azorra	Security deposits	Deposits	46,213	4,643
Azorra	ALAB	Leases	Leases	(473,428)	(302,947)
Azorra	Azul Investments	Leases – Notes	Leases	(96,458)	(74,572)
Azorra	Azul	Leases – Convertible to equity	Leases	(150,441)	(102,683)

				December 31,
Revenues	Expenses	Type of operation	Note	2024	2023	2022
Azorra	ALAB	Interest incurred	Financial expense	78,451	17,106	10,983

Breeze Aviation Group
Disclosure of transactions between related parties [table]
Schedule of Aircraft sublease

				December 31,
Creditor	Debtor	Type of operation	Note	2024	2023

ALAB	Breeze	Aircraft sublease	Aircraft sublease	—	30,802
ALAB	Breeze	Maintenance reservation refund	Accounts receivable	2,703	3,901
Breeze	ALAB	Maintenance reservation refund	Other liabilities	(11,411)	(19,559)

				December 31,
Revenues	Expenses	Type of operation	Note	2024	2023	2022
ALAB	Breeze	Interest incurred	Financial income	1,754	5,824	7,589